Exhibit 99.1

World Omni Auto Receivables Trust 2024-B
Monthly Servicer Certificate
May 31, 2024

Dates Covered
Collections Period	04/10/24 - 05/31/24
Interest Accrual Period	05/22/24 - 06/16/24
30/360 Days	23
Actual/360 Days	26
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,232,358,752.25	47,844
Original Yield Supplement Overcollateralization Amount	102,750,988.85	0
Aggregate Starting Principal Balance	1,335,109,741.10	47,844
Principal Payments	80,829,022.74	1,624
Defaulted Receivables	35,761.72	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	94,464,473.06	0
Pool Balance at 05/31/24	1,159,780,483.58	46,219

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.94%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,335,109,741.10	47,844

Delinquent Receivables:
Past Due 31-60 days	6,464,937.11	235
Past Due 61-90 days	1,079,410.68	38
Past Due 91-120 days	9,934.12	1
Past Due 121+ days	0.00	0
Total	7,554,281.91	274

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	20,166.57
Aggregate Net Losses/(Gains) - May 2024	15,595.15
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	10,438,024.35
Actual Overcollateralization	10,438,024.35
Weighted Average Contract Rate	7.34%
Weighted Average Contract Rate, Yield Adjusted	10.93%
Weighted Average Remaining Term	61.22

Flow of Funds	$ Amount
Collections	94,527,299.99
Investment Earnings on Cash Accounts	4,439.87
Servicing Fee	(1,891,405.47)
Transfer to Collection Account	-
Available Funds	92,640,334.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,311,795.50
(3) Noteholders' First Priority Principal Distributable Amount	17,019,516.42
(4) Class B Interest	127,177.22
(5) Noteholders' Second Priority Principal Distributable Amount	37,000,000.00
(6) Class C Interest	64,652.36
(7) Noteholders' Third Priority Principal Distributable Amount	18,500,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,438,024.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	5,179,168.54

Total Distributions of Available Funds	92,640,334.39

Servicing Fee	1,891,405.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,176,800,000.00
Original Class B	37,000,000.00
Original Class C	18,500,000.00

Total Class A, B, & C
Original Note Balance	1,232,300,000.00
Principal Paid	82,957,540.77
Note Balance @ 06/17/24	1,149,342,459.23

Class A-1
Original Note Balance	230,000,000.00
Principal Paid	82,957,540.77
Note Balance @ 06/17/24	147,042,459.23
Note Factor @ 06/17/24	63.9315040%

Class A-2a
Original Note Balance	200,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	200,000,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-2b
Original Note Balance	228,500,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	228,500,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-3
Original Note Balance	428,500,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	428,500,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-4
Original Note Balance	89,800,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	89,800,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Original Note Balance	37,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	37,000,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Original Note Balance	18,500,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	18,500,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,503,625.08
Total Principal Paid	82,957,540.77
Total Paid	87,461,165.85

Class A-1
Coupon	5.53400%
Interest Paid	919,258.89
Principal Paid	82,957,540.77
Total Paid to A-1 Holders	83,876,799.66

Class A-2a
Coupon	5.48000%
Interest Paid	700,222.22
Principal Paid	0.00
Total Paid to A-2a Holders	700,222.22

Class A-2b
SOFR Rate	5.32371%
Coupon	5.75371%
Interest Paid	949,521.98
Principal Paid	0.00
Total Paid to A-2b Holders	949,521.98

Class A-3
Coupon	5.27000%
Interest Paid	1,442,735.69
Principal Paid	0.00
Total Paid to A-3 Holders	1,442,735.69

Class A-4
Coupon	5.23000%
Interest Paid	300,056.72
Principal Paid	0.00
Total Paid to A-4 Holders	300,056.72

Class B
Coupon	5.38000%
Interest Paid	127,177.22
Principal Paid	0.00
Total Paid to B Holders	127,177.22
Class C
Coupon	5.47000%
Interest Paid	64,652.36
Principal Paid	0.00
Total Paid to C Holders	64,652.36

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6546499
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	67.3192735
Total Distribution Amount	70.9739234

A-1 Interest Distribution Amount	3.9967778
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	360.6849599
Total A-1 Distribution Amount	364.6817377

A-2a Interest Distribution Amount	3.5011111
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.5011111

A-2b Interest Distribution Amount	4.1554572
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.1554572

A-3 Interest Distribution Amount	3.3669444
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.3669444

A-4 Interest Distribution Amount	3.3413889
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.3413889

B Interest Distribution Amount	3.4372222
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4372222

C Interest Distribution Amount	3.4947222
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.4947222

Noteholders' First Priority Principal Distributable Amount	205.16
Noteholders' Second Priority Principal Distributable Amount	446.01
Noteholders' Third Priority Principal Distributable Amount	223.01
Noteholders' Principal Distributable Amount	125.82

Account Balances	$ Amount
Reserve Account
Balance as of 05/22/24	3,080,896.88
Investment Earnings	4,439.87
Investment Earnings Paid	(4,439.87)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	3,080,896.88
Change	-

Required Reserve Amount	3,080,896.88

Credit Risk Retention Information

The fair value of the Notes and the certificates on the Closing Date is summarized below.  The totals may not sum due to rounding.

	Fair Value	Fair Value
Class of Securities	(in millions)	(as a percentage)
Class A Notes	$1,176.80	88.1%
Class B Notes	$37.00	2.8%
Class C Notes	$18.50	1.4%
Fair Value of the Notes	$1,232.30	92.3%
Certificates	$103.34	7.7%
Total	$1,335.64	100.0%
Reserve Account	$3.08	0.2%
Fair Value of the Certificates and Reserve
Account	$106.42	8.0%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.